Intangible Assets - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets
Amortisation expense	$ 0.0	$ 0.0	$ 0.1